UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 45.3%
DWS Core Equity Fund "Institutional" (a)	348,108	9,924,555
DWS Emerging Markets Equity Fund "Institutional" (a)	28,162	526,066
DWS European Equity Fund "Institutional"* (a)	94,382	995,730
DWS Small Cap Core Fund "S" (a)	28,659	881,572
Total Equity - Equity Funds (Cost $6,881,760)		12,327,923
Equity - Exchange-Traded Funds 14.6%
iShares MSCI Japan ETF	22,888	1,266,622
SPDR Bloomberg Barclays Convertible Securities ETF	34,290	1,764,221
SPDR S&P Emerging Asia Pacific ETF	10,000	930,500
Total Equity - Exchange-Traded Funds (Cost $4,035,758)		3,961,343
Fixed Income - Bond Funds 20.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	38,107	328,101
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	59,087	592,646
DWS Floating Rate Fund "Institutional" (a)	10,084	81,479
DWS Global High Income Fund "Institutional" (a)	57,661	376,525
DWS GNMA Fund "Institutional" (a)	50,810	668,654
DWS High Conviction Global Bond Fund "S" (a)	81,795	714,071
DWS High Income Fund "Institutional" (a)	145,998	659,912
DWS Short Duration Fund "S" (a)	64,164	545,393
DWS Total Return Bond Fund "Institutional" (a)	156,221	1,573,144
Total Fixed Income - Bond Funds (Cost $5,804,964)		5,539,925
Fixed Income - Exchange-Traded Funds 12.1%
iShares Core U.S. Aggregate Bond ETF	16,302	1,709,754
iShares JP Morgan USD Emerging Markets Bond ETF	5,960	617,992
iShares TIPS Bond ETF	8,818	963,543
Total Exchange-Traded Funds (Cost $3,440,715)		3,291,289
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.7%
U.S. Treasury Bill, 2.366% **, 8/15/2019 (b) (Cost $196,622)	200,000	196,391
	Shares	Value ($)
Fixed Income - Money Market Fund 2.8%
DWS Central Cash Management Government Fund, 2.24% (a) (c) (Cost $765,193)	765,193	765,193
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,125,012)	95.9	26,082,064
Other Assets and Liabilities, Net	4.1	1,114,138
Net Assets	100.0	27,196,202

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Equity - Equity Funds 45.3%
DWS Core Equity Fund “Institutional” (a)
10,549,819	29,438	—	—	(654,702)	29,438	—	348,108	9,924,555
DWS Emerging Markets Equity Fund “Institutional” (a)
544,371	—	—	—	(18,305)	—	—	28,162	526,066
DWS European Equity Fund “Institutional”* (a)
1,159,010	—	—	—	(163,280)	—	—	94,382	995,730
DWS Small Cap Core Fund “S” (a)
1,010,541	—	—	—	(128,969)	—	—	28,659	881,572
Fixed Income - Bond Funds 20.4%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
326,891	3,155	—	—	(1,945)	3,155	—	38,107	328,101
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
642,005	31,021	—	—	(80,380)	31,021	—	59,087	592,646
DWS Floating Rate Fund “Institutional” (a)
81,952	934	—	—	(1,407)	934	—	10,084	81,479
DWS Global High Income Fund “Institutional” (a)
383,551	4,992	—	—	(12,018)	5,053	—	57,661	376,525
DWS GNMA Fund “Institutional” (a)
672,088	4,633	—	—	(8,067)	4,633	—	50,810	668,654
DWS High Conviction Global Bond Fund “S” (a)
725,472	4,886	—	—	(16,287)	4,886	—	81,795	714,071
DWS High Income Fund “Institutional” (a)
672,135	9,516	—	—	(21,739)	9,515	—	145,998	659,912
DWS Short Duration Fund “S” (a)
545,883	3,984	—	—	(4,474)	3,984	—	64,164	545,393
DWS Total Return Bond Fund “Institutional” (a)
1,599,764	15,272	—	—	(41,892)	15,272	—	156,221	1,573,144

Fixed Income - Money Market Fund 2.8%
DWS Central Cash Management Government Fund, 2.24% (a) (c)
985,654	608,422	828,883	—	—	4,251	—	765,193	765,193
19,899,136	716,253	828,883	—	(1,153,465)	112,142	—	1,928,431	18,633,041

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At November 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Mini Emerging Market Index	USD	12/21/2018	25	1,299,310	1,249,500	(49,810)
S&P 500 E-Mini Index	USD	12/21/2018	4	563,209	551,660	(11,549)
Total unrealized depreciation						(61,359)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$12,327,923	$—	$—	$12,327,923
Equity - Exchange-Traded Funds	3,961,343	—	—	3,961,343
Fixed Income - Bond Funds	5,539,925	—	—	5,539,925
Exchange-Traded Funds	3,291,289	—	—	3,291,289
Short-Term U.S. Treasury Obligation	—	196,391	—	196,391
Fixed Income - Money Market Fund	765,193	—	—	765,193
Total	$25,885,673	$196,391	$—	$26,082,064
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(61,359)	$—	$—	$(61,359)
Total	$(61,359)	$—	$—	$(61,359)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (61,359)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Moderate Allocation Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019